Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenue
Sales	$ 110,213	$ 11,877	$ 519,793	$ 69,968
Cost of Sales	402,399	46,438	2,549,099	97,977
Gross profit	(292,186)	(34,561)	(2,029,306)	(28,009)
Operating expense
General and administrative expenses	11,348,320	4,090,608	32,923,489	7,040,858
Total operating expenses	11,348,320	4,090,608	32,923,489	7,040,858
Other income / (expense)
Interest income	9,484	56,113	40,699	56,802
Interest expense	(67,404)	(54,751)	(252,108)	(168,869)
Loss on sale of marketable securities			(46,658)
Realized Gain/Loss on sale of stock	68,333		231,159
Unrecognized loss of equity investment		(726,884)		(726,884)
Other income (expense)		(2,426,915)	(599,155)	(1,236,720)
Total other income (expense)	10,413	(3,152,437)	(626,062)	(2,075,671)
Loss from operations	(11,630,093)	(7,277,606)	(35,578,858)	(9,144,538)
Loss from discontinued operations	(299,184)	(460,695)	(299,184)	(261,528)
Net income (loss)	$ (11,929,277)	$ (7,738,301)	$ (35,878,042)	$ (9,406,066)
Net (loss) per share:
Basic	$ (0.21)	$ (0.26)	$ (0.69)	$ (0.34)
Weighted average number of shares
Basic	55,930,639	29,836,485	51,713,368	27,370,658